BUSINESS COMBINATIONS - Consideration Transferred for Ratio Acquisition (Details) - USD ($) $ in Thousands		Feb. 28, 2017	Dec. 31, 2018	Jan. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 4,328		$ 21,300	$ 19,525
Total consideration paid net of cash and cash equivalents acquired			4,137		19,149	$ 16,584
Other current financial liabilities	[1]		9,347		10,664
Other non-current financial liabilities			3,418		18,574
Ratio
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 5,800
Working capital adjustment		(97)
Liabilities incurred		3,826
Total consideration paid net of cash and cash equivalents acquired		$ 9,529		$ 9,529
Other current financial liabilities			1,992		1,666
Other non-current financial liabilities			$ 851		$ 2,216

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).